UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-08227

DWS Investors Funds, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 08/31

Date of reporting period: 05/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2008 (Unaudited)

DWS Japan Equity Fund

	Shares	Value ($)

Common Stocks 95.5%
Consumer Discretionary 17.1%
Auto Components 2.0%
Denso Corp.	61,000	2,227,756
Automobiles 6.6%
Isuzu Motors Ltd.	433,000	2,332,992
Suzuki Motor Corp.	48,100	1,332,309
Toyota Motor Corp.	76,000	3,871,371

		7,536,672
Household Durables 4.2%
Makita Corp.	47,600	2,004,781
Sony Corp.	55,300	2,769,721

		4,774,502

Media 0.9%
Daiichikosho Co., Ltd.	92,100	971,497
Multiline Retail 0.9%
Ryohin Keikaku Co., Ltd.	17,200	1,016,467
Specialty Retail 2.5%
Alpen Co., Ltd.	54,500	1,013,280
NAFCO Co., Ltd.	50,800	806,671
Nitori Co., Ltd.	20,100	1,052,476

		2,872,427
Consumer Staples 1.9%
Personal Products
Kobayashi Pharmaceutical Co., Ltd.	37,100	1,147,277
Shiseido Co., Ltd.	39,000	956,318

		2,103,595
Energy 1.8%
Oil, Gas & Consumable Fuels
Nippon Mining Holdings, Inc.	318,000	1,990,894
Financials 13.1%
Capital Markets 2.8%
Nomura Holdings, Inc.	61,500	1,044,835
SBI Holdings, Inc.	7,105	2,092,679

		3,137,514
Commercial Banks 6.5%
Mitsubishi UFJ Financial Group, Inc.	301,800	3,086,135
Seven Bank Ltd.*	287	544,489
Sumitomo Mitsui Financial Group, Inc.	441	3,794,223

		7,424,847
Insurance 2.2%
Millea Holdings, Inc.	35,800	1,477,234
T&D Holdings, Inc.	14,450	962,237

		2,439,471
Real Estate Management & Development 1.6%
Kenedix, Inc.	831	1,229,710
Mitsubishi Estate Co., Ltd.	23,000	619,617

		1,849,327
Health Care 2.5%
Health Care Equipment & Supplies 1.1%
Olympus Corp.	38,000	1,239,992
Pharmaceuticals 1.4%
Daiichi Sankyo Co., Ltd.	57,100	1,611,388
Industrials 22.3%
Commercial Services & Supplies 1.2%
Matsuda Sangyo Co., Ltd.	61,500	1,385,529
Construction & Engineering 0.7%
COMSYS Holdings Corp.	95,000	805,635
Electrical Equipment 1.6%
Mitsubishi Electric Corp.	157,000	1,776,712
Machinery 8.7%
IHI Corp.	371,000	841,102

Komatsu Ltd.	101,100	3,203,130
Kurita Water Industries Ltd.	44,500	1,642,051
NTN Corp.	146,000	1,109,334
Sumitomo Heavy Industries Ltd.	174,000	1,396,357
Tadano Ltd.	144,000	1,682,869

		9,874,843
Marine 1.7%
Mitsui O.S.K. Lines Ltd.	127,000	1,916,686
Road & Rail 2.1%
East Japan Railway Co.	135	1,042,402
Hamakyorex Co., Ltd.	54,100	1,359,941

		2,402,343
Trading Companies & Distributors 6.3%
Mitsubishi Corp.	80,900	2,793,360
Mitsui & Co., Ltd.	88,000	2,157,845
Sumitomo Corp.	146,200	2,159,300

		7,110,505
Information Technology 14.3%
Computers & Peripherals 1.3%
Toshiba Corp.	169,000	1,489,290
Electronic Equipment & Instruments 4.2%
Iriso Electronics Co., Ltd.	79,900	1,296,044
Nidec Corp.	22,600	1,682,888
Nippon Electric Glass Co., Ltd.	87,000	1,691,804
TDK Corp.	1,600	109,733

		4,780,469
Internet Software & Services 1.2%
Yahoo! Japan Corp.	3,187	1,370,996
IT Services 2.1%
Itochu Techno-Solutions Corp.	4,600	168,431
NS Solutions Corp.	51,600	1,157,598
Otsuka Corp.	14,600	1,048,397

		2,374,426
Office Electronics 1.4%
Konica Minolta Holdings, Inc.	87,000	1,623,307
Semiconductors & Semiconductor Equipment 4.1%
Disco Corp.	13,200	679,909
Micronics Japan Co., Ltd.	58,100	2,143,891
Shinko Electric Industries Co., Ltd.	71,500	1,053,306
ULVAC, Inc.	22,200	730,734

		4,607,840
Materials 19.6%
Chemicals 10.9%
Hitachi Chemical Co., Ltd.	75,200	1,683,476
JSR Corp.	87,900	1,796,855
Nitto Denko Corp.	27,100	1,287,905
Shin-Etsu Chemical Co., Ltd.	48,600	3,061,127
Sumitomo Chemical Co., Ltd.	348,000	2,541,833
Taiyo Ink Manufacturing Co., Ltd.	74,800	1,656,782
Ube Industries Ltd.	87,000	328,458

		12,356,436

Metals & Mining 8.7%
Dowa Holdings Co., Ltd.	260,000	1,963,195
Godo Steel Ltd.	69,000	280,791
Hitachi Metals Ltd.	107,000	1,573,231
JFE Holdings, Inc.	46,600	2,634,566
Kobe Steel Ltd.	170,000	559,571
Nippon Steel Corp.	153,000	956,431
Osaka Steel Co., Ltd.	39,500	582,646
Pacific Metals Co., Ltd.	63,000	546,813
Sumitomo Metal Mining Co., Ltd.	50,000	839,025

		9,936,269
Telecommunication Services 2.9%
Wireless Telecommunication Services
KDDI Corp.	364	2,524,037
NTT DoCoMo, Inc.	500	796,813

		3,320,850

Total Common Stocks (Cost $106,407,710)		108,328,485
Rights 0.1%
Materials
Dowa Holdings Co., Ltd. Expiration Date 1/29/2010* (Cost $0)	270,000	78,099
Cash Equivalents 7.7%
Cash Management QP Trust, 2.48% (a) (Cost $8,806,342)	8,806,342	8,806,342
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $115,214,052) †	103.3	117,212,926
Other Assets and Liabilities, Net	(3.3)	(3,754,111)

Net Assets	100.0	113,458,815

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
†

The cost for federal income tax purposes was $116,954,727. At May 31, 2008, net unrealized appreciation for all securities based on tax cost was $258,199. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $7,714,224 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $7,456,025.

(a)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Japan Equity Fund, a series of DWS Investors Funds, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	July 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Japan Equity Fund, a series of DWS Investors Funds, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	July 21, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        July 21, 2008